Subsequent Events - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended		2 Months Ended		0 Months Ended
	Nov. 26, 2012	Dec. 28, 2012	Dec. 28, 2012 10b5-1 Plan	Dec. 28, 2012 10b5-1 Plan	Mar. 13, 2013 Subsequent Event	Jan. 10, 2013 Subsequent Event	Nov. 26, 2012 Subsequent Event	Feb. 28, 2013 Subsequent Event 10b5-1 Plan	Jan. 23, 2013 Subsequent Event 10b5-1 Plan	Apr. 11, 2013 Subsequent Event 10b5-1 Plan	Apr. 02, 2013 Subsequent Event Accelerated Share Repurchase Plan	Jan. 14, 2013 Subsequent Event Note Issued January 14, 2013
Subsequent Event [Line Items]
Common shares, dividends, per share, declared	$ 0.125	$ 0.125			$ 0.125	$ 0.125	$ 0.125
Stock repurchase program, authorized amount	$ 2,000,000,000						$ 2,000,000,000
Stock repurchase program, period in force	3 years						3 years
Debt instrument, face amount												700,000,000
Debt instrument, interest rate, stated percentage												4.125%
Net proceeds from issuance of long-term debt												694,000,000
Unsecured Notes Registration Period												365 days
Stock repurchased and retired during period, shares				0.6					1.6	2.0	12.6
Stock repurchased and retired during period, value				26,000,000					74,000,000	94,000,000	600,000,000
Amount of 10b5-1 repurchase plan initiated in period			$ 100,000,000					$ 100,000,000